Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 19, 2024
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2024
Document Effective Date	Mar. 20, 2024
Prospectus Date	Mar. 20, 2024
Invesco S&P SmallCap 600 GARP ETF | Invesco S&P SmallCap 600 GARP ETF
Prospectus:
Trading Symbol	GRPZ